Offerings - Offering: 1	Sep. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00001 per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	10.385
Maximum Aggregate Offering Price	$ 207,700,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,798.87
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the registration statement to which this exhibit 107 is a part (the “Registration Statement”) includes an indeterminate number of Class A ordinary shares, par value US$0.00001 (the “Class A Ordinary Shares”) of the Registrant, which may be offered and issued under the 2025 Share Incentive Scheme (the “2025 Scheme”), to prevent dilution from stock splits, stock dividends or similar transactions.

(2)
These Class A Ordinary Shares may be represented by the Registrant’s American depositary shares (“ADSs”), each of which represents two Class A Ordinary Shares. ADSs issuable upon deposit of the securities registered hereby have been registered under separate registration statements on Form
F-6
dated December 9, 2020, May 14, 2021, May 22, 2023 and September 13, 2024.

(3)
Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Registrant’s ADSs as reported on the New York Stock Exchange on September 12, 2025 divided by two, the then Class A Ordinary
Share-to-ADS
ratio.

(4)	Represents 20,000,000 Class A Ordinary Shares to be registered under the Registration Statement and reserved for issuance with respect to the awards under the 2025 Scheme.